Financial Risks - Non-current interesting-bearing liabilities - Additional information (Details) kr in Millions	1 Months Ended
	Sep. 30, 2021 SEK (kr)	Jul. 31, 2021 SEK (kr) tranche
Financial Risks
Interest rate		9.00%
Kreos Capital
Financial Risks
Amount of loan facility		kr 75
Loan Facility
Financial Risks
Amount of loan facility		kr 25
Number of tranches | tranche		3
Tranche One
Financial Risks
Amount drawn under each tranche	kr 25
Tranche Two
Financial Risks
Amount drawn under each tranche		kr 25
Tranche Three
Financial Risks
Amount drawn under each tranche		kr 25